Qualified Employee Benefit Plans	12 Months Ended
Dec. 31, 2012
Qualified Employee Benefit Plans [Abstract]
Qualified Employee Benefit Plans
16. Qualified Employee Benefit Plans

We maintain a qualified profit sharing plan covering U.S. employees and certain foreign employees. Employer contributions are discretionary and generally limited to the maximum amount deductible for federal income tax purposes. Aggregate contributions for 2012, 2011 and 2010 were $13.0 million, $13.7 million and $14.6 million, respectively.

We maintain several defined contribution plans for foreign employees working for our subsidiaries in the United Kingdom, Australia, Japan and other foreign locations outside the United States. Employer contributions are generally consistent with regulatory requirements and tax limits. Defined contribution expense for foreign entities was $6.7 million, $7.7 million and $7.1 million in 2012, 2011 and 2010, respectively.

We maintain a qualified, noncontributory, defined benefit retirement plan ("Retirement Plan") covering current and former employees who were employed by AllianceBernstein in the United States prior to October 2, 2000. Benefits are based on years of credited service, average final base salary (as defined in the Retirement Plan), and primary Social Security benefits. Service and compensation after December 31, 2008 are not taken into account in determining participants' retirement benefits.

Our policy is to satisfy our funding obligation for each year in an amount not less than the minimum required by the Employee Retirement Income Security Act of 1974, as amended, and not greater than the maximum amount we can deduct for federal income tax purposes. We contributed $4.9 million to the Retirement Plan during 2012. We currently estimate that we will contribute $4.0 million to the Retirement Plan during 2013. Contribution estimates, which are subject to change, are based on regulatory requirements, future market conditions and assumptions used for actuarial computations of the Retirement Plan's obligations and assets. Management, at the present time, has not determined the amount, if any, of additional future contributions that may be required.

The Retirement Plan's projected benefit obligation, fair value of plan assets, and funded status (amounts recognized in the consolidated statements of financial condition) were as follows:

	Years Ended December 31,
	2012	2011
	(in thousands)
Change in projected benefit obligation:
Projected benefit obligation at beginning of year	$94,655	$87,733
Interest cost	4,633	4,627
Actuarial loss	13,481	4,585
Benefits paid	(4,963)	(2,290)
Projected benefit obligation at end of year	107,806	94,655
Change in plan assets:
Plan assets at fair value at beginning of year	63,325	64,627
Actual return on plan assets	8,408	(5,912)
Employer contribution	4,850	6,900
Benefits paid	(4,963)	(2,290)
Plan assets at fair value at end of year	71,620	63,325
Funded status	$(36,186)	$(31,330)

The amounts recognized in other comprehensive income (loss) for 2012 and 2011 were as follows:

	2012	2011
	(in thousands)

Unrecognized net loss from experience different from that assumed and effects of changes and assumptions	$(9,194)	$(15,231)
Unrecognized net plan assets as of January 1, 1987 being recognized over 26.3 years	(143)	(143)
	(9,337)	(15,374)
Income tax (expense) benefit	(126)	332
Other comprehensive loss	$(9,463)	$(15,042)

The amounts included in accumulated other comprehensive income (loss) as of December 31, 2012 and 2011 were as follows:

	2012	2011
	(in thousands)

Unrecognized net loss from experience different from that assumed and effects of changes and assumptions	$(48,264)	$(39,070)
Unrecognized net plan assets as of January 1, 1987 being recognized over 26.3 years	47	190
	(48,217)	(38,880)
Income tax benefit	723	849
Accumulated other comprehensive loss	$(47,494)	$(38,031)

The estimated initial plan assets and amortization of loss for the Retirement Plan that will be amortized from accumulated other comprehensive income over the next year is $47,129 and $1,105,698, respectively. The accumulated benefit obligation for the plan was $107.8 million and $94.7 million, respectively, as of December 31, 2012 and 2011.

The discount rates used to determine benefit obligations as of December 31, 2012 and 2011 (measurement dates) were 4.4% and 5.1%, respectively.

The following benefit payments are expected to be paid as follows (in thousands):

2013	$3,331
2014	3,019
2015	4,822
2016	5,763
2017	4,889
2018-2022	30,153

Net expense under the Retirement Plan consisted of:

	Years Ended December 31,
	2012	2011	2010
	(in thousands)

Interest cost on projected benefit obligations	$4,633	$4,627	$4,600
Expected return on plan assets	(4,969)	(5,133)	(4,453)
Amortization of transition asset	(143)	(143)	(143)
Recognized actuarial loss	848	399	262
Net pension expense (benefit)	$369	$(250)	$266

Actuarial computations used to determine net periodic costs were made utilizing the following weighted-average assumptions:

	Years Ended December 31,
	2012	2011	2010

Discount rate on benefit obligations	5.10%	5.50%	6.05%
Expected long-term rate of return on plan assets	8.00	8.00	8.00

The Retirement Plan's asset allocation percentages consisted of:

	December 31,
	2012	2011

Equity securities	67%	62%
Debt securities	28	28
Real estate	2	10
Cash	3	—
	100%	100%

In developing the expected long-term rate of return on plan assets of 8.0%, management considered the historical returns and future expectations for returns for each asset category, as well as the target asset allocation of the portfolio. The expected long-term rate of return on assets is based on weighted average expected returns for each asset class.

The guidelines regarding allocation of assets formalized in the Investment Policy Statement were adopted by the Investment Committee for the Retirement Plan to reflect the Plan's liquidity requirements, funded status, growth expectations and risk tolerance. The guidelines specify an allocation weighting of 50% to 70% for global equity securities (target of 60%), 20% to 40% for fixed income securities (target of 30%) and 0% to 10% for real estate investment trusts (target of 10%). Alternative investments are permitted under the guidelines, with such investments to be allocated to one or more of the above security classes and subject to the indicated tactical ranges.

Exposure of the total portfolio to cash equivalents on average should not exceed 5% of the portfolio's value on a market value basis. The plan seeks to provide a rate of return that exceeds applicable benchmarks over rolling five-year periods. The benchmark for the plan's large cap domestic equity investment strategy is the S&P 500 Index; the small cap domestic equity investment strategy is measured against the Russell 2000 Index; the international equity investment strategy is measured against the MSCI EAFE Index; and the fixed income investment strategy is measured against the Barclays Aggregate Bond Index.

See Note 9 for a description of how we measure the fair value of our plan assets. The following table summarizes the valuation of our Retirement Plan assets by pricing observability levels as of December 31, 2012:

	Level 1	Level 2	Level 3	Total
	(in thousands)

Cash	$2,197	$—	$—	$2,197
Fixed income mutual funds	22,135	—	—	22,135
Equity mutual fund	12,356	—	—	12,356
Equity securities	23,933	—	—	23,933
Equity private investment trusts	—	10,999	—	10,999
Total assets measured at fair value	$60,621	$10,999	$—	$71,620

During 2012, the Retirement Plan invested in two fixed income mutual funds. Both funds seek to generate income consistent with preservation of capital. One mutual fund invests in a portfolio of fixed income securities of U.S. and non-U.S. companies and U.S. and non-U.S. government securities and supranational entities, including lower-rated securities. The second fund invests in a broad range of fixed income securities in both developed and emerging markets with a range of maturities from short- to long-duration.

The Retirement Plan also invested in separate equity and fixed income mutual funds which seek to moderate the volatility of equity and fixed income oriented asset allocation over the long term, as part of an investor's overall asset allocation managed by AllianceBernstein.

The Retirement Plan invested in a multi-style, multi-cap integrated portfolio adding incremental U.S. equity diversification to its value and growth equity selections, designed to deliver a long-term premium to the S&P 500 with greater consistency across a range of market environments.

Finally, the Retirement Plan invested in two equity private investment trusts. One trust invests primarily in equity securities of non-U.S. companies located in emerging market countries, while the other trust invests in equity securities of established non-U.S. companies located in the countries comprising the MSCI EAFE Index, plus Canada.

The following table summarizes the valuation of our Retirement Plan assets by pricing observability levels as of December 31, 2011:

	Level 1	Level 2	Level 3	Total
	(in thousands)

Cash	$9	$—	$—	$9
Government securities
U.S. Treasury bills	—	662	—	662
Agency Discount notes	—	208	—	208
Real estate mutual fund	6,358	—	—	6,358
Fixed income mutual funds	16,591	—	—	16,591
Equity mutual funds	10,938	—	—	10,938
Equity private investment trusts	—	28,559	—	28,559
Total assets measured at fair value	$33,896	$29,429	$—	$63,325

During 2011, the Retirement Plan invested in a real estate mutual fund which is an open-end fund that seeks total return from long-term growth of capital and income. Typically the mutual fund invests at least 80% of its net assets in real estate investment trusts and other real estate industry companies. The mutual fund is subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general. To the extent that assets underlying the mutual fund's investments are concentrated geographically, by property type or in certain other respects, the mutual fund may be subject to additional risks.

The Retirement Plan also invested in two fixed income mutual funds. One of the mutual funds seeks to provide safety of principal and a moderate rate of income that is subject to taxes. Typically the mutual funds invest at least 80% of their net assets in securities rated A or better by national rating agencies. The other fixed income mutual fund seeks to generate current income consistent with preservation of capital. The mutual fund invests in debt securities with a range of maturities from short- to long-duration in both developed and emerging markets.

The Retirement Plan invested in two equity mutual funds. One equity mutual fund seeks long-term growth of capital through the pursuit of opportunistic growth by investing in a global universe of companies in multiple industries that may benefit from innovation. The second mutual fund's objective is to maximize real return, which equals total return less the estimated effect of inflation. The mutual fund invests principally in instruments that are affected directly or indirectly by the level and change in rate of inflation.

Finally the Retirement Plan invested in two equity private investment trusts. One of these trusts invests primarily in equity securities of companies located around the world, while the other invests primarily in equity securities of non-U.S. companies located in emerging market countries.

The government securities held by the Retirement Plan consist of United States Treasury Bills and Agency Discount notes.

We provide postretirement medical benefits which allow retirees between the ages of 55 and 65 meeting certain service requirements, at their election, to continue to participate in our group medical program by paying 100% of the applicable group premium. Retirees older than 65 may also continue to participate in our group medical program, but are required to pay the full expected cost of benefits. To the extent that retirees' medical costs exceed premiums paid, we incur the cost of providing a post-retirement medical benefit. During 2012, our net periodic benefit cost was $0.8 million, and our aggregate benefit obligation as of December 31, 2012 was $7.5 million.